INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) $ in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Dec. 10, 2021 CAD ($)	Dec. 10, 2021 USD ($)	Jun. 04, 2021 CAD ($)	Apr. 19, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)		Dec. 31, 2021 USD ($)	Dec. 10, 2021 USD ($)
Disclosure of joint ventures [line items]
Goodwill						$ 4,694	$ 4,693	$ 4,694
Property, plant and equipment						18,549	18,193	18,549
Long-term debt						10,276	9,645	10,276
Investments in equity accounted investees						4,377	4,622	4,377
Exchange loss on translation of foreign operations							(18)	(117)	[1]
Purchase of interests in investments accounted for using equity method							335	202
Impairment expense (Note 10)							474	1,776
Contributions							335	224
Current portion of non-current borrowings						600	1,000	600
Payments to acquire or redeem entity's shares							17	0
Joint ventures
Disclosure of joint ventures [line items]
Goodwill						98	223	98
Property, plant and equipment						2,800	2,700	2,800
Long-term debt						33	0	33
Investments in equity accounted investees										$ 1,300
Exchange loss on translation of foreign operations							(11)	51
Cedar LNG
Disclosure of joint ventures [line items]
Investments in equity accounted investees							$ 130
Purchase of interests in investments accounted for using equity method			$ 125
Proportion of ownership interest in joint venture (percent)			49.90%				49.90%
Contingent consideration recognised as of acquisition date							$ 70
Contributions							$ 5	0
CKPC
Disclosure of joint ventures [line items]
Investments in equity accounted investees						0		$ 0
Proportion of ownership interest in joint venture (percent)							50.00%	50.00%
Impairment expense (Note 10)							$ 0	$ 314
Contributions							$ 0	152
Ruby Pipeline
Disclosure of joint ventures [line items]
Investments in equity accounted investees						$ 0		0
Proportion of ownership interest in joint venture (percent)						50.00%	50.00%
Impairment expense (Note 10)							$ 8
Contributions							0	0
Fort Corp
Disclosure of joint ventures [line items]
Impairment expense (Note 10)					$ 22
Alliance
Disclosure of joint ventures [line items]
Investments in equity accounted investees						$ 2,498	$ 2,686	$ 2,498
Proportion of ownership interest in joint venture (percent)							50.00%	50.00%
Contributions							$ 299	$ 0
Payments to acquire or redeem entity's shares	$ 367	$ 175
Term Loan | Ruby Pipeline
Disclosure of joint ventures [line items]
Repayments of non-current borrowings				$ 16
Term Loan | Alliance
Disclosure of joint ventures [line items]
Long-term debt	315										$ 250
Revolving Credit Facility | CKPC
Disclosure of joint ventures [line items]
Contributions								$ 22
Revolving Credit Facility | Alliance
Disclosure of joint ventures [line items]
Long-term debt	$ 30										$ 30
Senior Notes | Ruby Pipeline
Disclosure of joint ventures [line items]
Current portion of non-current borrowings							$ 475

[1]	Accumulated Other Comprehensive Income (loss) ("AOCI").